Loans payable	12 Months Ended
Dec. 31, 2021
Loans payable
18. Loans Payable

18. Loans payable

Loans payable represent borrowings from various individuals and companies through various securities exchanges and loans from shareholders. The average annual interest rates were approximately 12.7% and 12.7% at December 31, 2020 and 2021, respectively.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Loans payable to third parties	140,558	140,558
Loans payable to related parties(1)	11,011	1,011
Loans payable to shareholders(2)	20,000	20,000
Total	171,569	161,569

Loans payable to third parties mainly represent to loans from companies through relevant financial institutions. In June 2019, due to macroeconomic regulation and control policy promulgated by the PRC government, the financial institutions were required to cease provision of loans to various entities and their outstanding loans are in the process of recovering. No penalty will subject to this matter.

As of December 31, 2021, loans payable to third parties, related parties and shareholders were all overdue. Although certain loans payable were negotiated with schedule of repayments, the Company is unable to fulfill those obligations due to liquidity issue.

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(1) See Note 26 of Notes to the Consolidated Financial Statements, sub-sections 1.2 of Section 1. Loans payable to related parties for detailed disclosure.

(2) See Note 26 of Notes to the Consolidated Financial Statements, sub-sections 2.1 and 2.2 of Section 2. Loans payable to shareholders for detailed disclosure.